Related Party Disclosures	12 Months Ended
Dec. 31, 2021
Related Party Disclosures
Related Party Disclosures

30.Related Party Disclosures

Ultimate controlling party

The Group has no parent and no ultimate controlling party. Furthermore, the management holds shares.

	Shares (in thousand units)		Ownership Interest (%)
Function	12/31/2021	12/31/2020[1]	12/31/2021	12/31/2020
Key management	25,743	25,019	9.1%	12.7%
Other related parties	121,389	107,140	42.7%	54.3%

[1]Retrospectively adjusted

Subsidiaries

Interests in subsidiaries are set out in note 2.

Transactions with Key Management

Key management personnel have been defined as the members of the Advisory Board and Senior Leadership Team of Lilium. In 2020, the Group entered into a short-term consultancy contract with one of the key management personnel before his appointment as an employee; total remuneration paid amounted to €66 thousand in 2020. During 2020, Lilium GmbH purchased 18 Lilium GmbH shares each from the four co-founders (72 shares in total) for a total consideration of €763 thousand. These shares were reacquired at fair value.

The annual remuneration and related compensation costs recognized as expense during the reporting period is comprised of the following (number of granted options in Lilium N.V. shares):

In € thousand	2021	2020
Short-term employee benefits	3,634	1,966
Severance accruals	619	—
Share-based payment remuneration (legacy ESOP - 2021: 6,276,829 options; 2020: 4,239,788 options)	10,796	14,875
Modified ESOP for executives (2021: 1,888,477; 2020: no options)	2,135	—
Stock options (2021: 11,038,414; 2020: no options)	6,979	—
Success fees	9,872	591
Total	34,035	17,432

Success fee remuneration includes the creation of the Joint Stock Ownership Plan (Stichting JSOP) and the bonus issued to one member of key management personnel, as described in notes 1 and 22. €3,732 thousand are recognized in General & Administrative expenses in relation to the JSOP and €1,707 thousand in General & Administrative expenses in relation to the bonus. As of December 31, 2021, €5,439 thousand are recognized in provisions in relation to the JSOP and the bonus.

The Stichting JSOP is a trust entity incorporated solely for the purpose of settling the transaction bonus to the member of key management personnel and is 100 % controlled by the Group. Under the JSOP arrangement, the Stichting JSOP holds 879,691 Class A shares in the Group. As of December 31, 2021, these are recognized in treasury shares in the consolidated statement of financial position.

In 2021, the Group paid €95 thousand in General and Administration expenses for consulting services to an entity controlled by a member of the key management personnel.

In 2021, the board members of the Lilium N.V. have received a compensation of €72 thousand.

Short-term benefits

Short-term benefits include salaries, bonuses and other benefits such as medical, death and disability coverage, company car and other usual facilities as applicable.

Share-based payment remuneration

The share-based payment remuneration represents the compensation cost of ESOP and the performance-based equity award. Refer to note 22.

Transactions with related parties

Excluding key management personnel, related parties include entities over which the Group has significant influence. The following transactions occurred with related parties:

(in € thousand)	2021	2020
Convertible loans
Beginning of the year	99,235	66,353
Proceeds from convertible loans	1,007	85,900
Fair value changes of convertible loans	(6,337)	15,222
Interest expenses (not paid)	3,400	33,960
Subscribed capital	(7)	—
Contribution to capital reserves	(97,298)	102,200
End of the year	—	99,235

Azul up-front warrants	13,030	—

Convertible loans

During the year ended December 31, 2021, the convertible loan of €85,900 thousand were converted into 20,533,259 Lilium N.V. shares in March 2021 (retrospectively adjusted). In January 2021, the Group entered into another loan convertible to equity of €1,000 thousand with a significant shareholder which has been converted into 148,564 Lilium N.V. Class A shares in September 2021.

During the year ended December 31, 2020, the 2019 loans were converted into 14,205,004 Lilium N.V. shares in March 2020 (retrospectively adjusted). The Group entered into another loan convertible to equity of €85,900 thousand with a related party having significant influence over the Group; the entire loan was outstanding as of December 31, 2020.

License & Development agreement

In June 2021, Lilium closed a licensing agreement for the use of Zenlabs Energy Inc.’s intellectual property, to be paid as a royalty rate on battery capacity manufactured for the Lilium Jet. The licensing agreement stipulates a minimum fee to be paid from 2026 onward for use of Zenlabs’ battery technology. In the same month, Lilium signed an amendment to an existing Development agreement with Zenlabs, extending an exclusivity period for the use of Zenlabs’ licensed technology.

During 2021, Lilium have incurred Research and Development expenditure of €347 thousand under the Development Agreement. As of December 31, 2021, a balance of €45 thousand is held in Trade and other payables.

In 2020 and 2021, Lilium has purchased promissory notes from Zenlabs Energy Inc., which have been converted to shares of Zenlabs in July 2021, see note 17.

Strategic Commercial Collaboration

On July 31, 2021, Lilium executed a term sheet in which Lilium agreed to enter into negotiations with Azul to establish a strategic collaboration whereby Azul and Lilium will negotiate contracts to buy a certain number of Lilium Jets. As of the date these financial statements were approved, no contracts with respect to the acquisition of Lilium Jets or any other collaboration have been executed. Except for the up-front warrants, the term sheet is legally non-binding. The controlling shareholder of Azul is key management personnel; therefore, Azul is a related party as of the date of the Reorganization. For further information on the Azul warrants, please refer to notes 22 and 29.

Other related party transactions

In 2021, the Group purchased Property, Plant and Equipment from a related party for €1 thousand.

In 2021, the Group incurred €1 thousand General and Administration expenses, €14 thousand Research and Development expenses and €167 thousand Selling expenses with related parties.

As of December 31, 2021, balances of €10 thousand in Trade and other payables and €150 thousand in non-current Trade Payables were owed to related parties.

As part of the Reorganization, Qell shares have been repurchased by the Group for no consideration from the Qell shareholders. Please see note 21 for additional information.

Transactions with shareholders

Cloud subscription

On March 28, 2021, we entered into a non-cancelable purchase obligation for a cloud subscription with a shareholder (which provides advanced data analytics capability), including support services, updates and related professional services, for €42,433 thousand ($50,000 thousand) payables in increasing annual instalments over five years. This shareholder has no significant influence on Lilium.

In 2021, €6,590 thousand expenditures have been incurred under the contract in General and Administration expenses. As of December 31, 2021, the Group has prepaid €2,927 thousand for future costs in non-financial assets.

As of December 31, 2021, the Group has remaining commitments of €34,015 thousand on the contract.